Significant Related Party Transactions (Details) - Schedule of Receivables Due from Related Parties - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balances with affiliated entities
Other receivables	$ 1,433,243	$ 959,935
Balances with management personnel
Related party receivables - Interest free	75,000	375,000
Related party receivables - Interest bearing		280,683
Total	75,000	655,683
Balances with management personnel
Related party payables	132,048
BHP Billiton (UK) DDS Limited [Member]
Balances with affiliated entities
Other receivables		211,099
Kelltechnology SA Proprietary Ltd [Member]
Balances with affiliated entities
Other receivables	1,433,243	748,836
Related Party [Member]
Balances with management personnel
Related party payables	$ 132,048